iShares
®
MSCI Norway ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .4%
Kongsberg Gruppen ASA ................... 199,532 $ 7,166,488
a
Banks  —  14 .9%
DNB Bank ASA .......................... 388,105 12,069,442
SpareBank 1 Nord Norge ................... 43,152 699,004
Sparebank 1 Oestlandet .................... 22,709 485,345
SpareBank 1 SMN ........................ 58,541 1,215,461
SpareBank 1 Sor-Norge ASA ................. 98,617 2,048,175
16,517,427
a
Broadline Retail  —  0 .7%
Europris ASA
(a)
.......................... 75,751 758,620
a
Chemicals  —  4 .1%
Elkem ASA
(a) (b)
........................... 129,783 452,520
Yara International ASA ..................... 76,029 4,134,277
4,586,797
a
Construction & Engineering  —  0 .9%
Cadeler A.S.
(b)
........................... 110,618 712,901
Norconsult Norge A.S. ..................... 87,198 335,984
1,048,885
a
Consumer Finance  —  0 .2%
B2 Impact ASA .......................... 88,557 213,097
a
Containers & Packaging  —  0 .2%
Elopak ASA ............................ 63,045 228,754
a
Diversified Telecommunication Services  —  4 .3%
Telenor ASA ............................ 294,062 4,805,387
a
Electronic Equipment, Instruments & Components  —  1 .5%
Kitron ASA ............................. 104,444 1,289,949
NORBIT ASA ........................... 16,033 324,251
1,614,200
a
Energy Equipment & Services  —  6 .7%
Aker Solutions ASA ....................... 141,024 650,637
BW Offshore Ltd. ......................... 41,956 208,499
DOF Group ASA ......................... 64,687 836,706
Odfjell Drilling Ltd. ........................ 57,261 543,724
Paratus Energy Services Ltd. ................. 36,437 190,333
Subsea 7 SA ............................ 107,308 3,525,549
TGS ASA .............................. 93,888 1,533,247
7,488,695
a
Food Products  —  11 .2%
Austevoll Seafood ASA ..................... 38,724 371,637
Bakkafrost P/F .......................... 24,108 1,195,173
Leroy Seafood Group ASA ................... 128,033 605,102
Mowi ASA .............................. 207,746 4,577,355
Orkla ASA .............................. 346,727 3,654,135
Salmar ASA ............................ 32,378 2,011,511
12,414,913
a
Hotels, Restaurants & Leisure  —  0 .3%
SATS ASA
(b)
............................ 82,685 383,627
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Scatec ASA
(a) (b)
.......................... 66,824 746,548
a
Industrial Conglomerates  —  1 .3%
Aker ASA , Class A ........................ 10,648 1,434,865
a
Security Shares Value
a
Insurance  —  6 .8%
Gjensidige Forsikring ASA ................... 95,512 $ 2,634,747
Protector Forsikring ASA .................... 24,624 1,215,575
Storebrand ASA .......................... 192,372 3,652,276
7,502,598
a
Interactive Media & Services  —  1 .9%
Vend Marketplaces ASA , Class B .............. 78,157 2,074,280
a
IT Services  —  0 .6%
Atea ASA
(b)
............................. 37,569 674,927
a
Machinery  —  2 .8%
AutoStore Holdings Ltd.
(a) (b)
.................. 491,201 696,365
Kongsberg Maritime A.S.
(b)
.................. 210,033 1,324,738
TOMRA Systems ASA ..................... 106,033 1,112,525
3,133,628
a
Marine Transportation  —  2 .3%
Hoegh Autoliners ASA ..................... 50,107 742,410
MPC Container Ships ASA .................. 159,046 416,682
Odfjell SE , Class A ........................ 8,529 97,591
Stolt-Nielsen Ltd. ......................... 9,782 310,499
Wallenius Wilhelmsen ASA , Class B ............ 48,494 622,535
Wilh Wilhelmsen Holding ASA , Class A .......... 4,681 351,843
2,541,560
a
Metals & Mining  —  6 .8%
Norsk Hydro ASA ......................... 614,152 7,510,936
a
Oil, Gas & Consumable Fuels  —  21 .8%
Aker BP ASA ............................ 150,914 5,429,221
BLUENORD ASA
(b)
....................... 10,684 604,559
BW Energy Ltd.
(b)
......................... 25,285 155,597
BW LPG Ltd.
(a)
.......................... 45,640 898,343
DNO ASA .............................. 209,530 407,061
Equinor ASA ............................ 335,783 12,138,424
Frontline PLC ........................... 69,105 2,361,682
Var Energi ASA .......................... 447,070 2,201,044
24,195,931
a
Passenger Airlines  —  0 .4%
Norwegian Air Shuttle ASA .................. 251,466 450,076
a
Real Estate Management & Development  —  0 .4%
Entra ASA
(a)
............................ 19,135 216,464
PPI Public Property Invest AB
(b)
............... 100,651 223,095
439,559
a
Semiconductors & Semiconductor Equipment  —  1 .7%
Nordic Semiconductor ASA
(b)
................. 85,867 1,856,457
a
Software  —  0 .3%
LINK Mobility Group Holding ASA
(b) (c)
............ 124,173 366,082
a
a
Total Common Stocks — 99.2%
(Cost: $ 113,002,639 ) ................................ 110,154,337

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Norway ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Chemicals  —  0 .0%
Elkem ASA (Expires 06/12/26 )
(b)
............... 15,648 $ 8,868
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 8,868
Total Long-Term Investments — 99.2%
(Cost: $ 113,002,639 ) ................................ 110,163,205
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 227,163 227,231
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 172,734 172,734
a
Total Short-Term Securities — 0.3%
(Cost: $ 399,963 ) ................................... 399,965
Total Investments — 99.5%
(Cost: $ 113,402,602 ) ................................ 110,563,170
Other Assets Less Liabilities — 0 .5% ..................... 518,076
Net Assets — 100.0% ................................. $ 111,081,246
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,289,636  $ —  $ (1,062,454)
(a)
$ 66  $ (17) $ 227,231  227,163  $ 3,682
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 10,000  162,734
(a)
—  —  —  172,734  172,734  1,843  —
$ —  $ 66  $ (17)
$ 399,965
$ 5,525  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 138 06/19/26 $ 976 $ 22,425

iShares
®
MSCI Norway ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 38,071,479 $ 72,082,858 $ — $ 110,154,337
Rights ................................................ — 8,868 — 8,868
Short-Term Securities
Money Market Funds ...................................... 399,965 — — 399,965
$ 38,471,444 $ 72,091,726 $ — $ 110,563,170
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 22,425 $ — $ — $ 22,425
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.